Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Disclosure of earnings per share [text block]
23	Earnings per share

Basic earnings per share amounts are calculated by dividing the net profit (loss) for the year attributable to ordinary equity holders of the parent company by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share amounts are calculated by dividing the net profit (loss) attributable to ordinary equity holder of the parent company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all warrants and the weighted average number of ordinary shares that would be issued on conversion of the convertible debt. If there is a net loss after taxes, the number of diluted shares is equal to the basic shares.

The net profit (loss) for the year used for the basic and diluted earnings per share are reconciled as follows:

	For the year ended December 31
in 000€	2020	2019*	2018
Net profit (loss) attributable to ordinary equity holders of the parent for basic earnings	(7,124)	1,586	3,027
Interest on convertible bonds	−	50	50
Net profit (loss) attributable to ordinary equity holders of the parent adjusted for the effect of dilution	(7,124)	1,636	3,077

 * The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.

The warrants are anti-dilutive as per December 31, 2020 given the net loss for the year. The convertible bond has been converted in shares as per October 9, 2020. We refer to Note 13. The convertible bonds and the warrants are dilutive as per December 31, 2019 and 2018. We refer to Notes 14 and 15 for information on the number of instruments that could potentially be dilutive but which were not considered in the calculation above.

The following reflects the share data used in the basic and diluted earnings per share computations:

	For the year ended December 31
in 000	2020	2019	2018
Weighted average number of ordinary shares for basic earnings per share	53,364	52,915	49,806
Effect of dilution:
Share options	−	563	382
Convertible loan	−	509	509
Weighted average number of ordinary shares adjusted for effect of dilution	53,364	53,987	50,697

The earnings per share are as follows:

	For the year ended December 31
	2020	2019	2018
Earnings per share attributable to the owners of the parent
Basic	(0.13)	0.03	0.06
Diluted	(0.13)	0.03	0.06